Consolidated Statements of Comprehensive Income (Loss) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Consolidated Statements of Comprehensive Income (Loss)
Net Loss	¥ (684,045)	¥ (858,863)	¥ (411,875)
Other comprehensive loss, net of tax:
Foreign currency translation adjustments	(204,270)	(51,994)	(449,944)
Unrealized holding gains (loss) on securities:
Amount arising during the period	241,650	(15,759)	78,215
Adjustments related to retirement and severance benefits:
Amount arising during the period	(2,579)	13,759	(17,495)
Total other comprehensive income (loss)	34,801	(53,994)	(389,224)
Total comprehensive loss	(649,244)	(912,857)	(801,099)
Less: Comprehensive income attributable to noncontrolling interests	10,617	6,224	5,757
Total comprehensive loss attributable to FRONTEO, Inc. shareholders	¥ (659,861)	¥ (919,081)	¥ (806,856)